CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares		Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2016		¥ 216,987	¥ 1		¥ 132,206	¥ 0	¥ (888)	¥ (172)	¥ 3,244	¥ (1,050)	¥ 4,894	¥ 78,752	¥ 32,552		¥ 249,539
Balance (in shares) at Mar. 31, 2016 | shares	[1]		19,791,422,872
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(2,307)						(17)		(2,612)	322		99		(2,208)
Net change in unrealized gains on available-for-sale securities		2,105									2,105				2,105
Share of additional paid-in capital and other comprehensive income of equity method investees		2,199			1,419						780				2,199
Change in fair value of forward exchange contracts under hedge accounting		169									169				169
Change in fair value of interest rate swaps under hedge accounting and others		433									433				433
Net income for the year		43,675										43,675	(488)		43,187
Deconsolidation of subsidiaries		44								44					44
Acquisition of subsidiaries													9,209		9,209
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		701			575			126							701
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares	[1]		449,325,240
Repurchase and retirement of ordinary shares		(13,182)			(149)							(13,033)			(13,182)
Repurchase and retirement of ordinary shares (in shares) | shares	[1]		(216,432,112)
Transactions with noncontrolling interests		210			210								571		781
Amortization of compensation cost		15,610			15,610								487		16,097
Tax benefits from share-based awards		689			689										689
Issuance of ordinary shares (Note 4(y))		11,189			14,012	(2,823)									11,189
Issuance of ordinary shares (Note 4(y)) (in shares) | shares	[1]		210,597,512
Exercise of right of subscription by noncontrolling interest for Partner Capital Investment Plan (Note 8(c))													100		100
Appropriation to statutory reserves									836			(836)
Others		277			13		264						(200)		77
Balance at Mar. 31, 2017		278,799	¥ 1		164,585	(2,823)	(624)	(63)	4,080	(3,618)	8,703	108,558	42,330		321,129
Balance (in shares) at Mar. 31, 2017 | shares	[1]		20,234,913,512
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(328)						14		24	(366)		(463)		(791)
Net change in unrealized gains on available-for-sale securities		1,212									1,212		(1)		1,211
Share of additional paid-in capital and other comprehensive income of equity method investees		(1,455)			(525)						(930)				(1,455)
Change in fair value of forward exchange contracts under hedge accounting		(85)									(85)				(85)
Change in fair value of interest rate swaps under hedge accounting and others		143									143				143
Net income for the year		64,093										64,093	(1,751)		62,342
Acquisition of subsidiaries													40,087		40,087
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		3,831			3,945			(114)							3,831
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares	[1]		340,525,232
Transactions with noncontrolling interests		(186)			(186)								(10,513)		(10,699)
Amortization of compensation cost		19,053			19,053								1,039		20,092
Partial disposal of the Company's shares by Suning (Note 4(y))		590				590									590
Appropriation to statutory reserves									298			(298)
Others		155			(108)		263						(112)		43
Balance at Mar. 31, 2018		365,822	¥ 1		186,764	(2,233)	(361)	(163)	4,378	(3,594)	8,677	172,353	70,616		¥ 436,438
Balance (in shares) at Mar. 31, 2018 | shares			20,575,438,744	[1]										20,575,438,744	20,575,438,744
Increase (Decrease) in Stockholders' Equity
Cumulative effect of change in accounting principle (Note (2(t))										(32)	(8,164)	8,196
Adjusted balance		365,822	¥ 1		186,764	(2,233)	(361)	(163)	4,378	(3,626)	513	180,549	70,616		¥ 436,438
Foreign currency translation adjustment		479						(12)		452	39		577		1,056
Share of additional paid-in capital and other comprehensive income of equity method investees		724			142					582					724
Change in fair value of interest rate swaps under hedge accounting and others		(295)									(295)			$ (44)	(295)
Net income for the year		87,886										87,886	(7,214)		80,672
Acquisition of subsidiaries		7,515			7,515								49,805		57,320
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		354			228			126							354
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares	[1]		208,011,512
Repurchase and retirement of ordinary shares		(10,872)			(1,013)							(9,859)			(10,872)
Repurchase and retirement of ordinary shares (in shares) | shares	[1]		(86,973,680)
Transactions with noncontrolling interests		3,412			3,412								406		3,818
Amortization of compensation cost		35,015			35,015								2,586		37,601
Disposal of the Company's shares by Suning (Note 4(y))		2,233				2,233									2,233
Appropriation to statutory reserves									690			(690)
Others		(16)			(280)		264						(450)		(466)
Balance at Mar. 31, 2019		¥ 492,257	¥ 1		¥ 231,783	¥ 0	¥ (97)	¥ (49)	¥ 5,068	¥ (2,592)	¥ 257	¥ 257,886	¥ 116,326	$ 90,681	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares			20,696,476,576	[1]										20,696,476,576	20,696,476,576

[1]	Note: The number of shares has been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).